UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.9%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.4%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.57%, 10/1/38	VMIG1	$770,000	$770,000

			770,000
Guam (1.0%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	1,000,000	1,121,880

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	450,000	480,209

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.50%, 10/1/40	Baa2	350,000	369,957

			1,972,046
Oklahoma (0.5%)

OK State Tpk. Auth. VRDN, Ser. F, 0.56%, 1/1/28	VMIG1	1,000,000	1,000,000

			1,000,000
Pennsylvania (92.5%)

Allegheny Cnty., G.O. Bonds
Ser. C-72, 5.25%, 12/1/33	AA-	2,230,000	2,590,323
Ser. C76, 5.00%, 11/1/41	AA-	1,000,000	1,115,070

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5.00%, 1/1/28	A	1,000,000	1,078,960

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6.00%, 10/15/38 (Prerefunded 10/15/18)	Baa3	945,000	1,020,411
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	500,000	543,375
(Duquesne U. of the Holy Spirit), 5.00%, 3/1/33 (Prerefunded 3/1/18)	A2	1,000,000	1,040,400
(Chatham U.), Ser. A, 5.00%, 9/1/20	BBB	1,180,000	1,290,955
(Duquesne U. of the Holy Spirit), Ser. A, 5.00%, 3/1/19	A2	300,000	321,537

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5.625%, 8/15/39	Aa3	2,000,000	2,159,500
(Children's Hosp.), NATL, 5.375%, 7/1/17 (Escrowed to maturity)	AA-	540,000	548,262
Ser. A, 5.00%, 10/15/31	Aa3	1,000,000	1,104,660

Allegheny Cnty., Sanitation Auth. Rev. Bond, AGM, 5.00%, 12/1/25	AA	250,000	296,865

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5.00%, 5/15/26	A+	1,000,000	1,097,380

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5.50%, 11/1/31	A+	2,000,000	2,178,840

Butler, Area School Dist. G.O. Bonds, 5.25%, 10/1/26	A+	1,500,000	1,592,220

Cap. Region Wtr. Rev. Bonds, Ser. A, BAM, 5.00%, 7/15/29	AA	1,235,000	1,425,536

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5.00%, 2/15/26	AA	115,000	115,396

Centennial, School Dist., Bucks Cnty., G.O. Bonds, Ser. A, 5.00%, 12/15/37	Aa2	2,000,000	2,212,900

Central Dauphin School Dist. G.O. Bonds, 5.00%, 2/1/30	AA	1,000,000	1,153,150

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A
5.00%, 11/15/46	A	500,000	540,985
5.00%, 11/15/41	A	800,000	868,656

Chester Cnty., G.O. Bonds
5.00%, 7/15/36	Aaa	750,000	872,333
5.00%, 7/15/20	Aaa	285,000	320,323

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	150,000	159,617

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,040,530

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6.00%, 11/1/31	A-	1,000,000	1,087,710

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.15%, 1/1/18	BBB+/F	730,000	749,805
(Diakon Lutheran Social Ministries), 5.00%, 1/1/38	BBB+/F	1,350,000	1,420,416
(Dickinson College), 5.00%, 5/1/37	A+	1,000,000	1,121,830
(Dickinson College), 5.00%, 11/1/32	A+	1,000,000	1,136,830
(Diakon Lutheran Social Minstries), 5.00%, 1/1/32	BBB+/F	700,000	742,504

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,586,775

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A+	785,000	856,451
6.00%, 6/1/29 (Prerefunded 6/1/19)	AAA/P	715,000	792,277
5.00%, 6/1/35	A+	475,000	524,908

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.90%, 6/1/24	A-	1,000,000	1,194,630

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5.00%, 1/1/40	A	800,000	861,288
5.00%, 1/1/30	A	1,000,000	1,130,520

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A
5.00%, 7/1/41	Baa2	600,000	638,124
5.00%, 7/1/25	Baa2	500,000	547,265

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds
(Willow Valley Cmnty.), 5.00%, 12/1/39	A/F	750,000	812,325
(Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	200,000	211,412
(Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	410,000	445,346

East Stroudsburg, Area School Dist. G.O. Bonds, AGM
5.00%, 9/1/27	Aa3	1,480,000	1,535,278
5.00%, 9/1/27 (Prerefunded 3/1/18)	Aa3	20,000	20,818

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5.375%, 5/1/30	BBB+	1,000,000	1,062,380
(Mercyhurst College), 5.35%, 3/15/28 (Prerefunded 9/15/18)	BBB-	1,000,000	1,066,020
(Gannon U.), 5.00%, 5/1/34	BBB+	750,000	791,108

Erie, Wtr. Auth. Rev. Bonds, 5.00%, 12/1/43	A2	1,000,000	1,109,810

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	2,000,000	2,146,660

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5.50%, 11/1/31	A-	750,000	854,288

Harrisburg, Wtr. Auth. Rev. Bonds
5.125%, 7/15/28	A+	895,000	925,860
5.125%, 7/15/28 (Prerefunded 7/15/18)	AAA/P	105,000	110,907

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5.00%, 5/1/33	A-	1,000,000	1,078,060

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,016,960

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,074,760
(Lancaster Gen. Hosp.), Ser. A, 5.00%, 3/15/26 (Prerefunded 3/15/17)	AAA/P	1,000,000	1,001,440

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.57%, 7/1/34	A-1	1,660,000	1,660,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5.00%, 4/1/27	BB+/F	1,000,000	1,042,710

Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	1,016,860

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5.00%, 4/15/29 (Prerefunded 4/15/18)	A1	1,000,000	1,046,250

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5.375%, 5/1/28	BBB	500,000	546,315

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5.00%, 11/15/22	A-	1,015,000	1,147,265

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A
5.00%, 7/1/30	A1	350,000	392,641
AGM, 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	1,360,000	1,433,046

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5.50%, 12/1/39	A1	1,250,000	1,379,638

Lycoming Cnty., Auth. Rev. Bonds, 5.00%, 5/1/26	A	1,000,000	1,116,210

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	2,000,000	2,137,580

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5.75%, 12/15/39	A-	1,750,000	1,878,958

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5.00%, 7/1/41	A-	1,000,000	1,081,210
Ser. A, 5.00%, 1/1/32	A-	500,000	533,255

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5.625%, 4/1/40	BBB	1,000,000	1,063,570
5.25%, 4/1/30	BBB	1,060,000	1,123,823

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4.00%, 10/1/22	BBB+	965,000	1,020,816

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,029,020
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/36	A-/F	1,500,000	1,600,875
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/28	A-/F	1,250,000	1,344,525

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6.25%, 11/15/29 (Prerefunded 11/15/19)	A-/F	1,125,000	1,275,784

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	2,250,000	2,339,843

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5.125%, 5/1/33	AA	1,000,000	1,007,200

Northampton Cnty., Gen Purpose Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/35 (Prerefunded 8/15/18)	A3	2,000,000	2,129,820

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5.50%, 11/15/33 (Prerefunded 5/15/19)	Aa2	1,500,000	1,644,765
(Moravian College), 5.00%, 7/1/31	BBB+	500,000	546,560

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6.25%, 1/1/32	Baa3	250,000	265,433

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGC, 5.00%, 6/1/31	AA	1,500,000	1,609,890

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.20%, 4/1/39	A1	1,100,000	1,204,885

PA State G.O. Bonds, Ser. 1, 5.00%, 11/15/30	Aa3	1,500,000	1,697,985

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,076,340
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	271,515
(Forum PL), 5.00%, 3/1/34	A+	2,000,000	2,211,620
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	Aa3	1,000,000	1,106,080
(Unemployment Compensation), Ser. B, 5.00%, 7/1/21	Aaa	1,000,000	1,036,270

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	548,960

PA State Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4.00%, 10/1/23	A1	1,000,000	1,047,170

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/1/19) (Waste Mgt., Inc.), 2.25%, 7/1/41	A-2	750,000	752,873

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,155,000	1,407,344
(Waste Mgmt., Inc.), Ser. A, 2.625%, 11/1/21	A-	750,000	768,060

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	673,700

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5.125%, 5/1/36	A	1,000,000	1,106,850
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5.125%, 5/1/32	AA	1,020,000	1,025,161
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42	Ba1	500,000	462,575
(East Stroudsburg U.), 5.00%, 7/1/42	Baa3	700,000	697,956
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	1,000,000	1,098,320
(Thomas Jefferson U.), 5.00%, 3/1/40 (Prerefunded 3/1/20)	A+	1,000,000	1,112,070
(Shippensburg U. Student Svcs.), 5.00%, 10/1/35	Baa3	250,000	255,478
(Indiana U.), Ser. A, 5.00%, 7/1/32	BBB+	500,000	539,925
(Temple U.), Ser. 1, 5.00%, 4/1/32	Aa3	500,000	562,045
(Thomas Jefferson U.), 5.00%, 3/1/32	A+	500,000	563,800
(Temple U.), Ser. 1, 5.00%, 4/1/31	Aa3	1,000,000	1,127,660
(Philadelphia U.), 5.00%, 6/1/30	BBB+	200,000	201,640
(U. of PA), Ser. B, U.S. Govt. Coll., 5.00%, 9/1/25 (Prerefunded 9/1/19)	Aa1	1,150,000	1,259,756
(Philadelphia U.), 5.00%, 6/1/22	BBB+	330,000	332,822

PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95%, 10/1/33	AA+	1,000,000	1,004,860
Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	918,612

PA State Indl. Dev. Auth. Rev. Bonds
5.50%, 7/1/23 (Prerefunded 7/1/18)	A1	1,755,000	1,862,020
U.S. Govt. Coll., 5.50%, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	259,940

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/34	AA	1,220,000	1,373,244
(Delaware Cnty. Cmnty. College), AGM, 5.00%, 10/1/27 (Prerefunded 4/1/18)	A1	1,250,000	1,305,113

PA State Tpk. Comm. Rev. Bonds
Ser. A-1, 5.00%, 12/1/46	A1	500,000	546,785
Ser. C, 5.00%, 12/1/44	A1	500,000	544,450
(Motor License Fund), 5.00%, 12/1/42	A2	1,000,000	1,105,960
Ser. A, 5.00%, 12/1/38	A1	600,000	656,298
(Motor License Fund), Ser. A1, 5.00%, 12/1/38	A2	2,000,000	2,163,300
5.00%, 6/1/36	A3	2,000,000	2,183,880
Ser. B, 5.00%, 12/1/22	A1	2,075,000	2,268,909
zero %, 12/1/37	A2	1,000,000	869,150
zero %, 12/1/34	A2	2,250,000	1,955,678

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5.00%, 12/1/28 (Prerefunded 12/1/18)	AA	1,290,000	1,379,229
Ser. B, 5.00%, 12/1/26	A2	500,000	590,415
Ser. C, zero %, 12/1/38	AA	3,000,000	1,289,790

PA State U. Rev. Bonds
5.00%, 3/1/35	Aa1	1,000,000	1,099,950
Ser. A, 5.00%, 9/1/34	Aa1	1,750,000	1,998,045

Philadelphia, G.O. Bonds, Ser. A, 5.25%, 7/15/27	A+	1,000,000	1,154,750

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5.25%, 6/15/25	A2	1,500,000	1,650,105

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A+	1,500,000	1,655,070

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6.375%, 11/15/40	BB	945,000	986,363
(Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB	1,000,000	1,156,670

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	765,000	826,330
Ser. 9th, U.S. Govt. Coll., 5.25%, 8/1/40 (Prerefunded 8/1/20)	AAA/P	485,000	548,884
5.00%, 8/1/33	A	1,645,000	1,817,083
(1999 Gen. Ordinance), Ser. 14, 5.00%, 10/1/32	A	1,300,000	1,455,246

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 0.56%, 7/1/25	VMIG1	1,980,000	1,980,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5.00%, 4/15/26	A+	1,000,000	1,098,160

Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A2	1,000,000	1,057,290
Ser. A, 5.00%, 9/1/34	A2	1,000,000	1,064,750

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 5.00%, 7/1/40	A1	1,500,000	1,662,660
5.00%, 10/1/30	A1	530,000	610,512

Pittsburgh, G.O. Bonds
BAM, 5.00%, 9/1/25	AA	1,000,000	1,171,380
Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,435,088

Reading, G.O. Bonds, AGM, 5.00%, 11/1/29	A2	2,000,000	2,173,700

Reading, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 2/1/33	AA	1,000,000	1,110,140

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5.00%, 1/1/38	A2	750,000	782,040

South Central, Gen. Auth. Rev. Bonds (Wellspan Hlth. Oblig. Group), 5.00%, 6/1/24	Aa3	310,000	365,323

State College, Area School Dist. G.O. Bonds, 5.00%, 3/15/40	Aa1	750,000	844,958

State Pub. School Bldg. Auth. Rev. Bonds (Harrisburg School Dist.), Ser. A, AGM, 5.00%, 12/1/33	AA	750,000	838,230

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6.50%, 1/1/38	Baa3	575,000	590,726
5.00%, 1/1/27	Baa3	350,000	365,334

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5.00%, 9/15/28 (Prerefunded 3/15/19)	Aa1	1,600,000	1,727,488

Upper Merion Area School Dist. G.O. Bonds, 5.00%, 1/15/33	Aa1	600,000	688,494

Upper Moreland Twp., School Dist. G.O. Bonds, AGC, 5.00%, 9/1/28	Aa2	800,000	816,024

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, U.S. Govt. Coll., 5 1/2s, 7/1/17 (Escrowed to maturity)	AAA/P	1,200,000	1,217,844

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5.125%, 4/1/31 (Prerefunded 10/1/18)	AA	1,500,000	1,597,590

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	513,675

West York, School Dist. G.O. Bonds, 5.00%, 4/1/22	AA-	1,215,000	1,387,627

Westmoreland Ctny., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	289,905

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5.00%, 11/1/40	A-	500,000	549,160
(U. of Scranton), 5.00%, 11/1/35	A-	1,000,000	1,102,400
(Wilkes U.), 5.00%, 3/1/22	BBB	250,000	250,000
(Wilkes U.), U.S. Govt. Coll., 5.00%, 3/1/22 (Prerefunded 3/1/17)	AAA/P	375,000	375,000

			179,197,298
Puerto Rico (1.5%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	1,360,000	1,366,161

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/18	AA-	65,000	67,649
NATL, U.S. Govt. Coll., 5.50%, 7/1/18 (Escrowed to maturity)	A3	1,435,000	1,522,105

			2,955,915
South Carolina (0.8%)

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/50	AA-	1,500,000	1,603,290

			1,603,290
Texas (1.2%)

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,000,000	2,256,331

			2,256,331
TOTAL INVESTMENTS

Total investments (cost $181,613,642)(b)			$189,754,880

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $193,806,880.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $181,543,742, resulting in gross unrealized appreciation and depreciation of $9,868,079 and $1,656,941, respectively, or net unrealized appreciation of $8,211,138.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.1%
	Prerefunded	16.1
	Education	16.0
	Local debt	14.0
	Utilities	11.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$189,754,880	$—

Totals by level	$—	$189,754,880	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017